Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Cash flows from operating activities
Cash (used in)/generated from operations	$ (40,451)	$ (24,304)	$ (2,140)
Movement on foreign exchange	13,535	269	(28)
Tax received			833
Net cash (used in)/generated from operating activities	(26,916)	(24,035)	(1,335)
Cash flows from investing activities
Capital expenditure on property, plant and equipment	(2,376)	(223)	(26)
Capital expenditure on intangibles	(22,056)	(9,082)	(4,544)
Net cash (used in) investing activities	(24,432)	(9,305)	(4,570)
Cash flows from financing activities
Shares issued on exercise of warrants	21,306
Proceeds from issue of convertible loans		14,148	646
Proceeds from government grants	1,724
Payment of principal on lease liabilities	(657)
Proceeds from borrowing		5,042	1,034
Repayments of borrowing		(6,120)
Funds acquired on reverse acquisition		107,035
Net cash generated from financing activities	22,373	120,105	1,680
Foreign exchange on cash and cash equivalents	(9,025)	6	193
Net (decrease)/increase in cash and cash equivalents	(28,975)	86,765	(4,225)
Cash and cash equivalents at beginning of period	86,966	195	4,227
Cash and cash equivalents at end of period	$ 48,966	$ 86,966	$ 195